COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
2014	$ 68	$ 92
2015	91	91
2016	61	61
Total	$ 220	$ 244